Equity (Details 3) (AUD)				1 Months Ended		1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 29, 2012 4 years warrants	Feb. 08, 2012 4 years warrants	Feb. 29, 2012 5 years warrants	Feb. 08, 2012 5 years warrants
Warrants
Warrants outstanding (in shares)	1,564,649	1,496,032	1,223,787
Warrants issued (in shares)					77,063		8,553
Exercise price of warrants (in dollars per share)					11.20		8.00
Term of warrants				4 years		5 years